United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Strategic Income Fund

Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$8.83		$8.86	$8.55	$8.80	$8.57	$7.57
Income From Investment Operations:
Net investment income	0.24		0.46 [2]	0.46 [2]	0.50 [2]	0.53 [2]	0.615
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.09)		(0.02)	0.34	(0.19)	0.27	1.015
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.44	0.80	0.31	0.80	1.630
Less Distributions:
Distributions from net investment income	(0.25)		(0.47)	(0.49)	(0.56)	(0.57)	(0.629)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.05)		--	--	--	--	--
Distributions from paid-in capital [3]	--		--	--	--	--	(0.001)
TOTAL DISTRIBUTIONS	(0.30)		(0.47)	(0.49)	(0.56)	(0.57)	(0.630)
Net Asset Value, End of Period	$8.68		$8.83	$8.86	$8.55	$8.80	$8.57
Total Return [4]	1.67%		5.09%	9.69%	3.55%	9.75%	22.29%

Ratios to Average Net Assets:
Net expenses	1.28	% [5]	1.28%	1.26%	1.27%	1.26%	1.27%
Net investment income	5.57	% [5]	5.22%	5.34%	5.76%	6.18%	7.14%
Expense waiver/reimbursement [6]	0.08	% [5]	0.07%	0.09%	0.07%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$614,720		$614,792	$517,818	$403,562	$354,272	$279,461
Portfolio turnover	17%		25%	31%	52%	26%	38%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$8.82		$8.85	$8.54	$8.79	$8.57	$7.57
Income From Investment Operations:
Net investment income	0.20		0.40 [2]	0.40 [2]	0.44 [2]	0.47 [2]	0.562
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.09)		(0.03)	0.34	(0.20)	0.26	1.008
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.37	0.74	0.24	0.73	1.570
Less Distributions:
Distributions from net investment income	(0.21)		(0.40)	(0.43)	(0.49)	(0.51)	(0.569)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.05)		--	--	--	--	--
Distributions from paid-in capital [3]	--		--	--	--	--	(0.001)
TOTAL DISTRIBUTIONS	(0.26)		(0.40)	(0.43)	(0.49)	(0.51)	(0.570)
Net Asset Value, End of Period	$8.67		$8.82	$8.85	$8.54	$8.79	$8.57
Total Return [4]	1.28%		4.31%	8.87%	2.77%	8.80%	21.40%

Ratios to Average Net Assets:
Net expenses	2.03	% [5]	2.03%	2.01%	2.02%	2.01%	2.02%
Net investment income	4.81	% [5]	4.50%	4.59%	5.01%	5.44%	6.42%
Expense waiver/reimbursement [6]	0.08	% [5]	0.07%	0.09%	0.07%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$264,667		$297,547	$402,926	$523,792	$614,079	$669,571
Portfolio turnover	17%		25%	31%	52%	26%	38%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$8.83		$8.85	$8.55	$8.80	$8.57	$7.57
Income From Investment Operations:
Net investment income	0.21		0.40 [2]	0.40 [2]	0.44 [2]	0.47 [2]	0.550
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.11)		(0.02)	0.33	(0.20)	0.27	1.018
TOTAL FROM INVESTMENT OPERATIONS	0.10		0.38	0.73	0.24	0.74	1.568
Less Distributions:
Distributions from net investment income	(0.21)		(0.40)	(0.43)	(0.49)	(0.51)	(0.567)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.05)		--	--	--	--	--
Distributions from paid-in capital [3]	--		--	--	--	--	(0.001)
TOTAL DISTRIBUTIONS	(0.26)		(0.40)	(0.43)	(0.49)	(0.51)	(0.568)
Net Asset Value, End of Period	$8.67		$8.83	$8.85	$8.55	$8.80	$8.57
Total Return [4]	1.17%		4.43%	8.75%	2.77%	8.94%	21.37%

Ratios to Average Net Assets:
Net expenses	2.02	% [5]	2.03%	2.01%	2.02%	2.01%	2.02%
Net investment income	4.83	% [5]	4.48%	4.59%	5.01%	5.44%	6.42%
Expense waiver/reimbursement [6]	0.08	% [5]	0.07%	0.09%	0.07%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,671		$154,920	$139,618	$117,114	$96,957	$87,344
Portfolio turnover	17%		25%	31%	52%	26%	38%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$8.80		$8.83	$8.52	$8.77	$8.55	$7.55
Income From Investment Operations:
Net investment income	0.24		0.46 [2]	0.46 [2]	0.50 [2]	0.53 [2]	0.613
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.09)		(0.02)	0.34	(0.19)	0.26	1.017
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.44	0.80	0.31	0.79	1.630
Less Distributions:
Distributions from net investment income	(0.25)		(0.47)	(0.49)	(0.56)	(0.57)	(0.629)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.05)		--	--	--	--	--
Distributions from paid-in capital [3]	--		--	--	--	--	(0.001)
TOTAL DISTRIBUTIONS	(0.30)		(0.47)	(0.49)	(0.56)	(0.57)	(0.630)
Net Asset Value, End of Period	$8.65		$8.80	$8.83	$8.52	$8.77	$8.55
Total Return [4]	1.68%		5.12%	9.73%	3.56%	9.65%	22.35%

Ratios to Average Net Assets:
Net expenses	1.27	% [5]	1.27%	1.26%	1.27%	1.26%	1.27%
Net investment income	5.58	% [5]	5.23%	5.34%	5.76%	6.20%	7.17%
Expense waiver/reimbursement [6]	0.28	% [5]	0.57%	0.59%	0.57%	0.57%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,688		$38,638	$33,650	$28,542	$24,735	$23,423
Portfolio turnover	17%		25%	31%	52%	26%	38%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,016.70	$ 6.45
Class B Shares	$1,000	$1,012.80	$10.21
Class C Shares	$1,000	$1,011.70	$10.16
Class F Shares	$1,000	$1,016.80	$ 6.40
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$ 6.46
Class B Shares	$1,000	$1,014.85	$10.23
Class C Shares	$1,000	$1,014.90	$10.18
Class F Shares	$1,000	$1,018.65	$ 6.41

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.28%
Class B Shares	2.03%
Class C Shares	2.02%
Class F Shares	1.27%

Portfolio of Investments Summary Table

At May 31 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	48.5%
Mortgage-Backed Securities [3]	17.3%
U.S. Treasury and Agency Securities	17.3%
Foreign Government Securities	7.3%
Collateralized Mortgage Obligations	4.2%
Adjustable Rate Mortgage	1.9%
Asset-Backed Securities [4]	0.0%
Derivative Contracts [4,5]	(0.0)%
Other Security Types [6]	0.2%
Cash Equivalents [7]	4.7%
Other Assets and Liabilities--Net [8]	(1.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Represents less than 0.1%.

5 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Other Security Types consist of common stock and preferred stock.

7 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

8 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--1.9%
		Basic Industry - Chemicals--0.2%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	$1,167,250
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,479,688
		TOTAL	2,646,938
		Basic Industry - Paper--0.4%
4,360,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	4,340,323
250,000	[3]	Pope & Talbot, Inc., 8.375%, 6/1/2013	29,375
450,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	450,194
		TOTAL	4,819,892
		Communications - Media Noncable--0.3%
720,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	746,833
1,187,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	1,208,975
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,148,453
		TOTAL	3,104,261
		Consumer Cyclical - Automotive--0.1%
775,000		General Motors Corp., Note, 9.450%, 11/1/2011	639,375
		Energy - Integrated--0.1%
1,500,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	1,515,458
		Financial Institution - Banking--0.2%
2,150,000	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	2,376,326
		Financial Institution - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/1/2017	558,058
		Financial Institution - Insurance - Life--0.1%
500,000	[1,2]	Union Central Life Insurance Co, Note, 8.200%, 11/1/2026	541,165
Principal Amount or Foreign Par Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.1%
$500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	$507,654
		Financial Intermediaries--0.3%
370,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.050%, 6/8/2010	3,490,291
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $18,776,310)	20,199,418
		INTERNATIONAL BONDS--2.3%
		JAPANESE YEN--2.3%
		Banking--1.9%
450,000,000		Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010	4,252,846
500,000,000		KFW International Finance, 1.750%, 3/23/2010	4,802,931
630,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	6,056,773
600,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011	5,739,044
		TOTAL	20,851,594
		Financial Intermediaries--0.4%
400,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	3,837,412
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $24,788,589)	24,689,006
		GOVERNMENTS/AGENCIES--7.3%
		BRITISH POUND--1.0%
		Sovereign--1.0%
3,350,000		United Kingdom, Government of, Bond, 4.000%, 9/7/2016	6,234,868
2,250,000		United Kingdom, Government of, Bond, 5.750%, 12/7/2009	4,504,002
		TOTAL BRITISH POUND	10,738,870
		EURO--5.5%
		Sovereign--5.5%
3,000,000		Bundesrepublic Deutschland, Series 04, 3.750%, 1/4/2015	4,509,962
5,100,000		Bundesrepublic Deutschland, Series 06, 3.750%, 1/4/2017	7,555,855
5,200,000		France, Government of, 4.000%, 4/25/2013	7,963,695
Principal Amount or Foreign Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		EURO--continued
		Sovereign--continued
$4,200,000		France, Government of, 4.250%, 10/25/2017	$6,391,704
5,100,000		France, Government of, Bond, 4.000%, 10/25/2014	7,752,627
3,800,000		France, Government of, Bond, 4.250%, 4/25/2019	5,732,128
4,800,000		France, Government of, Bond, 5.500%, 10/25/2010	7,656,528
2,300,000		Germany, Government of, 4.750%, 7/4/2028	3,543,980
5,400,000		Germany, Government of, Series 0303, 4.250%, 1/4/2014	8,369,123
		TOTAL EURO	59,475,602
		JAPANESE YEN--0.8%
		Sovereign--0.8%
400,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,842,345
500,000,000		Japan, Government of, Bond, Series 240, 1.300%, 6/20/2012	4,750,944
		TOTAL JAPANESE YEN	8,593,289
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $75,555,297)	78,807,761
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
101,033	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029	80,827
12,152		New Century Home Equity Loan Trust 1997-NC5, 7.740%, 10/25/2028	12,034
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $113,110)	92,861
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
11,518	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.315%, 1/28/2027 (IDENTIFIED COST $23,294)	7,486
		MORTGAGE-BACKED SECURITIES--0.0%
		Government National Mortgage Association--0.0%
31,697		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $35,620)	33,023
Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY--0.1%
		U.S. Treasury Bill--0.1%
$1,000,000	[4,5]	1.90%, 10/30/2008 (IDENTIFIED COST $992,911)	$992,081
		PREFERRED STOCKS--0.2%
		Financial Institution - Brokerage--0.1%
40,000		Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend	1,360,800
		Financial Institution - REITs--0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	542,025
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	1,902,825
		MUTUAL FUNDS--87.9% [6]
11,808,983		Emerging Markets Fixed Income Core Fund	260,578,220
24,717,074		Federated Mortgage Core Portfolio	244,204,688
66,554,171		High Yield Bond Portfolio	431,271,031
13,725,481	[7]	Prime Value Obligations Fund, Institutional Shares, 2.70%	13,725,481
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,098,223,126)	949,779,420
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $1,220,654,665) [8]	1,076,503,881
		OTHER ASSETS AND LIABILITIES - NET--0.3% [9]	3,654,887
		TOTAL NET ASSETS--100%	$1,080,158,768

At May 31, 2008, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
6/16/2008	3,900,000 Euro Currency	$6,143,670	$6,062,779	$ 80,891
6/16/2008	6,300,000 Euro Currency	$9,991,107	$9,793,720	$197,387
TOTAL UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$278,278

At May 31, 2008, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]	U.S. Treasury Notes 10-Year Long Futures	400	$44,962,500	September 2008	$(351,428)

Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts and Futures Contracts is included in "Other Assets and Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $6,160,396, which represented 0.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $4,993,146, which represented 0.5% of total net assets.

3 Non-income producing security.

4 Discount rate at time of purchase.

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

6 Affiliated companies.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $1,223,164,293.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted Prices	$ 951,682,245	$(73,150)
Level 2 - Other Significant Observable Inputs	124,821,636	--
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$1,076,503,881	$(73,150)

* Other financial instruments include foreign exchange contracts and futures contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $949,779,420 of investments in affiliated issuers (Note 5) (identified cost $1,220,654,665)		$1,076,503,881
Cash		96,192
Cash denominated in foreign currencies (identified cost $823,072)		813,277
Income receivable		1,979,828
Receivable for investments sold		762,111
Receivable for shares sold		1,928,997
Receivable for daily variation margin		100,000
Receivable for foreign exchange contracts		278,278
TOTAL ASSETS		1,082,462,564
Liabilities:
Payable for shares redeemed	$1,530,174
Payable for transfer and dividend disbursing agent fees and expenses	220,638
Payable for distribution services fee (Note 5)	272,081
Payable for shareholder services fee (Note 5)	227,422
Accrued expenses	53,481
TOTAL LIABILITIES		2,303,796
Net assets for 124,521,654 shares outstanding		$1,080,158,768
Net Assets Consist of:
Paid-in capital		$1,222,234,922
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(144,207,634)
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		1,598,167
Undistributed net investment income		533,313
TOTAL NET ASSETS		$1,080,158,768

Statement of Assets and Liabilities - continued

May 31, 2008 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($614,720,489 ÷ 70,840,855 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.68
Offering price per share (100/95.50 of $8.68) [1]	$9.09
Redemption proceeds per share	$8.68
Class B Shares:
Net asset value per share ($264,666,967 ÷ 30,519,249 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$8.67
Offering price per share	$8.67
Redemption proceeds per share (94.50/100 of $8.67) [1]	$8.19
Class C Shares:
Net asset value per share ($159,671,154 ÷ 18,408,620 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.67
Offering price per share	$8.67
Redemption proceeds per share (99.00/100 of $8.67) [1]	$8.58
Class F Shares:
Net asset value per share ($39,687,525 ÷ 4,589,682 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.65
Offering price per share (100/99.00 of $8.65) [1]	$8.74
Redemption proceeds per share (99.00/100 of $8.65) [1]	$8.56
Institutional Shares:
Net asset value per share ($1,412,633 ÷ 163,248 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.65
Offering price per share	$8.65
Redemption proceeds per share	$8.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $24,815,366 received from affiliated issuers) (Note 5)		$24,875,384
Interest		2,378,752
Investment income allocated from affiliated partnership (Note 2 and Note 5)		10,093,795
TOTAL INCOME		37,347,931
Expenses:
Investment adviser fee (Note 5)	$4,635,333
Administrative personnel and services fee (Note 5)	426,818
Custodian fees	43,408
Transfer and dividend disbursing agent fees and expenses	609,270
Directors'/Trustees' fees	8,794
Auditing fees	12,000
Legal fees	11,107
Portfolio accounting fees	82,580
Distribution services fee--Class B Shares (Note 5)	1,051,178
Distribution services fee--Class C Shares (Note 5)	585,904
Distribution services fee--Class F Shares (Note 5)	39,068
Shareholder services fee--Class A Shares (Note 5)	760,322
Shareholder services fee--Class B Shares (Note 5)	350,393
Shareholder services fee--Class C Shares (Note 5)	187,190
Shareholder services fee--Class F Shares (Note 5)	46,508
Account administration fee--Class C Shares	247
Share registration costs	39,142
Printing and postage	60,221
Insurance premiums	3,518
Taxes	41,413
Miscellaneous	4,813
EXPENSES BEFORE ALLOCATION	8,999,227
Expense allocated from affiliated partnership (Note 2)	83,670
TOTAL EXPENSES	9,082,897

Statement of Operations - continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(432,374)
Waiver of administrative personnel and services fee	(11,455)
Waiver of distribution services fee--Class F Shares	(39,068)
TOTAL WAIVERS AND REIMBURSEMENT		$(482,897)
Net expenses			$8,600,000
Net investment income			28,747,931
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $5,030,666 on sales of investments in affiliated issuers) (Note 2)			7,461,748
Net realized gain on futures contracts			1,047,409
Net realized gain allocated from affiliated partnership			363,647
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(21,235,591)
Net change in unrealized depreciation from futures contracts			(331,604)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(12,694,391)
Change in net assets resulting from operations			$16,053,540

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,747,931	$54,379,006
Net realized gain on investments including allocation from partnership, futures contracts and foreign currency transactions	8,872,804	18,491,318
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(21,567,195)	(22,210,353)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,053,540	50,659,971
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(17,305,070)	(30,595,465)
Class B Shares	(6,802,819)	(15,754,054)
Class C Shares	(3,823,934)	(6,885,745)
Class F Shares	(1,098,039)	(1,934,624)
Institutional Shares	(5,969)	--
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(3,318,614)	--
Class B Shares	(1,581,867)	--
Class C Shares	(834,292)	--
Class F Shares	(208,736)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,979,340)	(55,169,888)
Share Transactions:
Proceeds from sale of shares	115,635,634	315,388,326
Net asset value of shares issued to shareholders in payment of distributions declared	27,151,363	41,590,420
Cost of shares redeemed	(149,600,189)	(340,583,901)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,813,192)	16,394,845
Change in net assets	(25,738,992)	11,884,928
Net Assets:
Beginning of period	1,105,897,760	1,094,012,832
End of period (including undistributed net investment income of $533,313 and $821,213, respectively)	$1,080,158,768	$1,105,897,760

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is to seek a high level of current income.

Effective January 28, 2008, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class, such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized gains on futures contracts of $1,047,409.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	5/14/1999 - 5/27/1999	$1,098,662

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,617,716	$75,333,979	26,218,135	$231,972,399
Shares issued to shareholders in payment of distributions declared	1,893,661	16,473,482	2,754,719	24,294,033
Shares redeemed	(9,299,421)	(81,215,462)	(17,810,939)	(156,799,949)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,211,956	$10,591,999	11,161,915	$99,466,483

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,320,690	$11,534,123	2,817,992	$24,905,874
Shares issued to shareholders in payment of distributions declared	695,639	6,048,116	1,222,263	10,781,681
Shares redeemed	(5,217,009)	(45,583,094)	(15,840,184)	(139,738,725)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,200,680)	$(28,000,855)	(11,799,929)	$(104,051,170)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,675,867	$23,368,223	5,550,637	$49,068,122
Shares issued to shareholders in payment of distributions declared	416,369	3,620,828	575,036	5,070,276
Shares redeemed	(2,236,712)	(19,531,698)	(4,341,095)	(38,271,013)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	855,524	$7,457,353	1,784,578	$15,867,385

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	458,291	$3,984,673	1,069,839	$9,441,931
Shares issued to shareholders in payment of distributions declared	116,378	1,008,937	164,341	1,444,430
Shares redeemed	(375,812)	(3,269,935)	(654,838)	(5,774,214)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	198,857	$1,723,675	579,342	$5,112,147

	Period Ended 5/31/2008 [1]		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	163,248	$1,414,636	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(771,095)	$(6,813,192)	1,725,906	$16,394,845

1 Reflects operations for the period from January 28, 2008 (date of initial investment) to May 31, 2008.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $1,223,164,293. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts and from futures contracts was $146,660,412. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,958,467 and net unrealized depreciation from investments for those securities having an excess of cost over value of $186,618,879.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $428,806 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,455 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FSC voluntarily waived $39,068 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $115,000 of fees paid by the Fund. On November 15, 2007, the Fund's Directors approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class F Shares from 0.50% to 0.05%. The amendment to the Plan became effective for the Fund's Class F Shares on January 31, 2008.

Sales Charges

For the six months ended May 31, 2008, FSC retained $55,550 in sales charges from the sale of Class A Shares. FSC also retained $3,142 of contingent deferred sales charges relating to redemptions of Class A Shares, $5,895 relating to redemptions of Class C Shares and $2,933 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,454 of Service Fees for the six months ended May 31, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.26%, 2.01%, 2.01%, 1.26% and 1.01%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $3,568. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income or Income Allocated From Partnership
Emerging Markets Fixed Income Core Fund	11,901,693	632,679	725,389	11,808,983	$260,578,220	$10,093,795
Federated Mortgage Core Portfolio	33,394,456	1,741,941	10,419,323	24,717,074	244,204,688	7,386,394
High Yield Bond Portfolio	50,222,199	17,555,187	1,223,215	66,554,171	431,271,031	17,291,459
Prime Value Obligations Fund, Institutional Shares	3,856,708	76,235,506	66,366,733	13,725,481	13,725,481	137,513
TOTAL OF AFFILIATED TRANSACTIONS	99,375,056	96,165,313	78,734,660	116,805,709	$949,779,420	$34,909,161

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$181,280,896
Sales	$202,065,812

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED STRATEGIC INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

G00324-01 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Income Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	5/31/2008	[1]
Net Asset Value, Beginning of Period	$8.72
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.10
Less Distributions:
Distributions from net investment income	(0.17)
Net Asset Value, End of Period	$8.65
Total Return [2]	1.17%

Ratios to Average Net Assets:
Net expenses	1.03	% [3]
Net investment income	5.59	% [3]
Expense waiver/reimbursement [4]	0.08	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,413
Portfolio turnover	17	% [5]

1 Reflects operations for the period from January 28, 2008 (date of initial investment) to May 31, 2008.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended May 31, 2008.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 1 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,011.70	$3.54
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.85	$5.20

1 "Actual" expense information is for the period from January 28, 2008 (date of initial investment) to May 31, 2008. Actual expenses are equal to the Fund's annualized net expense ratio of 1.03%, multiplied by 125/366 (to reflect the period from initial investment to May 31, 2008). "Hypothetical" expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

Portfolio of Investments Summary Table

At May 31 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	48.5%
Mortgage-Backed Securities [3]	17.3%
U.S. Treasury and Agency Securities	17.3%
Foreign Government Securities	7.3%
Collateralized Mortgage Obligations	4.2%
Adjustable Rate Mortgage	1.9%
Asset-Backed Securities [4]	0.0%
Derivative Contracts [4,5]	(0.0)%
Other Security Types [6]	0.2%
Cash Equivalents [7]	4.7%
Other Assets and Liabilities--Net [8]	(1.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Represents less than 0.1%.

5 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Other Security Types consist of common stock and preferred stock.

7 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

8 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--1.9%
		Basic Industry - Chemicals--0.2%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	$1,167,250
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,479,688
		TOTAL	2,646,938
		Basic Industry - Paper--0.4%
4,360,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	4,340,323
250,000	[3]	Pope & Talbot, Inc., 8.375%, 6/1/2013	29,375
450,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	450,194
		TOTAL	4,819,892
		Communications - Media Noncable--0.3%
720,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	746,833
1,187,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	1,208,975
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,148,453
		TOTAL	3,104,261
		Consumer Cyclical - Automotive--0.1%
775,000		General Motors Corp., Note, 9.450%, 11/1/2011	639,375
		Energy - Integrated--0.1%
1,500,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	1,515,458
		Financial Institution - Banking--0.2%
2,150,000	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	2,376,326
		Financial Institution - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/1/2017	558,058
		Financial Institution - Insurance - Life--0.1%
500,000	[1,2]	Union Central Life Insurance Co, Note, 8.200%, 11/1/2026	541,165
Principal Amount or Shares			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.1%
$500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	$507,654
		Financial Intermediaries--0.3%
370,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.050%, 6/8/2010	3,490,291
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $18,776,310)	20,199,418
		INTERNATIONAL BONDS--2.3%
		JAPANESE YEN--2.3%
		Banking--1.9%
450,000,000		Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010	4,252,846
500,000,000		KFW International Finance, 1.750%, 3/23/2010	4,802,931
630,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	6,056,773
600,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011	5,739,044
		TOTAL	20,851,594
		Financial Intermediaries--0.4%
400,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	3,837,412
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $24,788,589)	24,689,006
		GOVERNMENTS/AGENCIES--7.3%
		BRITISH POUND--1.0%
		Sovereign--1.0%
3,350,000		United Kingdom, Government of, Bond, 4.000%, 9/7/2016	6,234,868
2,250,000		United Kingdom, Government of, Bond, 5.750%, 12/7/2009	4,504,002
		TOTAL BRITISH POUND	10,738,870
		EURO--5.5%
		Sovereign--5.5%
3,000,000		Bundesrepublic Deutschland, Series 04, 3.750%, 1/4/2015	4,509,962
5,100,000		Bundesrepublic Deutschland, Series 06, 3.750%, 1/4/2017	7,555,855
5,200,000		France, Government of, 4.000%, 4/25/2013	7,963,695
Principal Amount or Foreign Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		EURO--continued
		Sovereign--continued
$4,200,000		France, Government of, 4.250%, 10/25/2017	$6,391,704
5,100,000		France, Government of, Bond, 4.000%, 10/25/2014	7,752,627
3,800,000		France, Government of, Bond, 4.250%, 4/25/2019	5,732,128
4,800,000		France, Government of, Bond, 5.500%, 10/25/2010	7,656,528
2,300,000		Germany, Government of, 4.750%, 7/4/2028	3,543,980
5,400,000		Germany, Government of, Series 0303, 4.250%, 1/4/2014	8,369,123
		TOTAL EURO	59,475,602
		JAPANESE YEN--0.8%
		Sovereign--0.8%
400,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,842,345
500,000,000		Japan, Government of, Bond, Series 240, 1.300%, 6/20/2012	4,750,944
		TOTAL JAPANESE YEN	8,593,289
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $75,555,297)	78,807,761
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
101,033	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029	80,827
12,152		New Century Home Equity Loan Trust 1997-NC5, 7.740%, 10/25/2028	12,034
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $113,110)	92,861
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
11,518	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.315%, 1/28/2027 (IDENTIFIED COST $23,294)	7,486
		MORTGAGE-BACKED SECURITIES--0.0%
		Government National Mortgage Association--0.0%
31,697		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $35,620)	33,023
Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY--0.1%
		U.S. Treasury Bill--0.1%
$1,000,000	[4,5]	1.90%, 10/30/2008 (IDENTIFIED COST $992,911)	$992,081
		PREFERRED STOCKS--0.2%
		Financial Institution - Brokerage--0.1%
40,000		Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend	1,360,800
		Financial Institution - REITs--0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	542,025
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	1,902,825
		MUTUAL FUNDS--87.9% [6]
11,808,983		Emerging Markets Fixed Income Core Fund	260,578,220
24,717,074		Federated Mortgage Core Portfolio	244,204,688
66,554,171		High Yield Bond Portfolio	431,271,031
13,725,481	[7]	Prime Value Obligations Fund, Institutional Shares, 2.70%	13,725,481
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,098,223,126)	949,779,420
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $1,220,654,665) [8]	1,076,503,881
		OTHER ASSETS AND LIABILITIES - NET--0.3% [9]	3,654,887
		TOTAL NET ASSETS--100%	$1,080,158,768

At May 31, 2008, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:
6/16/2008	3,900,000 Euro Currency	$6,143,670	$6,062,779	$ 80,891
6/16/2008	6,300,000 Euro Currency	$9,991,107	$9,793,720	$197,387
TOTAL UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$278,278

At May 31, 2008, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]	U.S. Treasury Notes 10-Year Long Futures	400	$44,962,500	September 2008	$(351,428)

Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts and Futures Contracts is included in "Other Assets and Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $6,160,396, which represented 0.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $4,993,146, which represented 0.5% of total net assets.

3 Non-income producing security.

4 Discount rate at time of purchase.

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

6 Affiliated companies.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $1,223,164,293.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted Prices	$ 951,682,245	$(73,150)
Level 2 - Other Significant Observable Inputs	124,821,636	--
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$1,076,503,881	$(73,150)

* Other financial instruments include foreign exchange contracts and futures contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $949,779,420 of investments in affiliated issuers (Note 5) (identified cost $1,220,654,665)		$1,076,503,881
Cash		96,192
Cash denominated in foreign currencies (identified cost $823,072)		813,277
Income receivable		1,979,828
Receivable for investments sold		762,111
Receivable for shares sold		1,928,997
Receivable for daily variation margin		100,000
Receivable for foreign exchange contracts		278,278
TOTAL ASSETS		1,082,462,564
Liabilities:
Payable for shares redeemed	$1,530,174
Payable for transfer and dividend disbursing agent fees and expenses	220,638
Payable for distribution services fee (Note 5)	272,081
Payable for shareholder services fee (Note 5)	227,422
Accrued expenses	53,481
TOTAL LIABILITIES		2,303,796
Net assets for 124,521,654 shares outstanding		$1,080,158,768
Net Assets Consist of:
Paid-in capital		$1,222,234,922
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(144,207,634)
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		1,598,167
Undistributed net investment income		533,313
TOTAL NET ASSETS		$1,080,158,768

Statement of Assets and Liabilities - continued

May 31, 2008 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($614,720,489 ÷ 70,840,855 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.68
Offering price per share (100/95.50 of $8.68) [1]	$9.09
Redemption proceeds per share	$8.68
Class B Shares:
Net asset value per share ($264,666,967 ÷ 30,519,249 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$8.67
Offering price per share	$8.67
Redemption proceeds per share (94.50/100 of $8.67) [1]	$8.19
Class C Shares:
Net asset value per share ($159,671,154 ÷ 18,408,620 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.67
Offering price per share	$8.67
Redemption proceeds per share (99.00/100 of $8.67) [1]	$8.58
Class F Shares:
Net asset value per share ($39,687,525 ÷ 4,589,682 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.65
Offering price per share (100/99.00 of $8.65) [1]	$8.74
Redemption proceeds per share (99.00/100 of $8.65) [1]	$8.56
Institutional Shares:
Net asset value per share ($1,412,633 ÷ 163,248 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.65
Offering price per share	$8.65
Redemption proceeds per share	$8.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $24,815,366 received from affiliated issuers) (Note 5)		$24,875,384
Interest		2,378,752
Investment income allocated from affiliated partnership (Note 2 and Note 5)		10,093,795
TOTAL INCOME		37,347,931
Expenses:
Investment adviser fee (Note 5)	$4,635,333
Administrative personnel and services fee (Note 5)	426,818
Custodian fees	43,408
Transfer and dividend disbursing agent fees and expenses	609,270
Directors'/Trustees' fees	8,794
Auditing fees	12,000
Legal fees	11,107
Portfolio accounting fees	82,580
Distribution services fee--Class B Shares (Note 5)	1,051,178
Distribution services fee--Class C Shares (Note 5)	585,904
Distribution services fee--Class F Shares (Note 5)	39,068
Shareholder services fee--Class A Shares (Note 5)	760,322
Shareholder services fee--Class B Shares (Note 5)	350,393
Shareholder services fee--Class C Shares (Note 5)	187,190
Shareholder services fee--Class F Shares (Note 5)	46,508
Account administration fee--Class C Shares	247
Share registration costs	39,142
Printing and postage	60,221
Insurance premiums	3,518
Taxes	41,413
Miscellaneous	4,813
EXPENSES BEFORE ALLOCATION	8,999,227
Expense allocated from affiliated partnership (Note 2)	83,670
TOTAL EXPENSES	9,082,897

Statement of Operations - continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(432,374)
Waiver of administrative personnel and services fee	(11,455)
Waiver of distribution services fee--Class F Shares	(39,068)
TOTAL WAIVERS AND REIMBURSEMENT		$(482,897)
Net expenses			$8,600,000
Net investment income			28,747,931
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $5,030,666 on sales of investments in affiliated issuers) (Note 2)			7,461,748
Net realized gain on futures contracts			1,047,409
Net realized gain allocated from affiliated partnership			363,647
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(21,235,591)
Net change in unrealized depreciation from futures contracts			(331,604)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(12,694,391)
Change in net assets resulting from operations			$16,053,540

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,747,931	$54,379,006
Net realized gain on investments including allocation from partnership, futures contracts and foreign currency transactions	8,872,804	18,491,318
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(21,567,195)	(22,210,353)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,053,540	50,659,971
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(17,305,070)	(30,595,465)
Class B Shares	(6,802,819)	(15,754,054)
Class C Shares	(3,823,934)	(6,885,745)
Class F Shares	(1,098,039)	(1,934,624)
Institutional Shares	(5,969)	--
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(3,318,614)	--
Class B Shares	(1,581,867)	--
Class C Shares	(834,292)	--
Class F Shares	(208,736)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,979,340)	(55,169,888)
Share Transactions:
Proceeds from sale of shares	115,635,634	315,388,326
Net asset value of shares issued to shareholders in payment of distributions declared	27,151,363	41,590,420
Cost of shares redeemed	(149,600,189)	(340,583,901)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,813,192)	16,394,845
Change in net assets	(25,738,992)	11,884,928
Net Assets:
Beginning of period	1,105,897,760	1,094,012,832
End of period (including undistributed net investment income of $533,313 and $821,213, respectively)	$1,080,158,768	$1,105,897,760

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class F Shares are presented separately. The primary investment objective of the Fund is to seek a high level of current income.

Effective January 28, 2008, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class, such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized gains on futures contracts of $1,047,409.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	5/14/1999 - 5/27/1999	$1,098,662

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,617,716	$75,333,979	26,218,135	$231,972,399
Shares issued to shareholders in payment of distributions declared	1,893,661	16,473,482	2,754,719	24,294,033
Shares redeemed	(9,299,421)	(81,215,462)	(17,810,939)	(156,799,949)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,211,956	$10,591,999	11,161,915	$99,466,483

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,320,690	$11,534,123	2,817,992	$24,905,874
Shares issued to shareholders in payment of distributions declared	695,639	6,048,116	1,222,263	10,781,681
Shares redeemed	(5,217,009)	(45,583,094)	(15,840,184)	(139,738,725)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,200,680)	$(28,000,855)	(11,799,929)	$(104,051,170)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,675,867	$23,368,223	5,550,637	$49,068,122
Shares issued to shareholders in payment of distributions declared	416,369	3,620,828	575,036	5,070,276
Shares redeemed	(2,236,712)	(19,531,698)	(4,341,095)	(38,271,013)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	855,524	$7,457,353	1,784,578	$15,867,385

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	458,291	$3,984,673	1,069,839	$9,441,931
Shares issued to shareholders in payment of distributions declared	116,378	1,008,937	164,341	1,444,430
Shares redeemed	(375,812)	(3,269,935)	(654,838)	(5,774,214)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	198,857	$1,723,675	579,342	$5,112,147

	Period Ended 5/31/2008 [1]		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	163,248	$1,414,636	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(771,095)	$(6,813,192)	1,725,906	$16,394,845

1 Reflects operations for the period from January 28, 2008 (date of initial investment) to May 31, 2008.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $1,223,164,293. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts and from futures contracts was $146,660,412. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,958,467 and net unrealized depreciation from investments for those securities having an excess of cost over value of $186,618,879.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $428,806 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,455 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FSC voluntarily waived $39,068 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $115,000 of fees paid by the Fund. On November 15, 2007, the Fund's Directors approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class F Shares from 0.50% to 0.05%. The amendment to the Plan became effective for the Fund's Class F Shares on January 31, 2008.

Sales Charges

For the six months ended May 31, 2008, FSC retained $55,550 in sales charges from the sale of Class A Shares. FSC also retained $3,142 of contingent deferred sales charges relating to redemptions of Class A Shares, $5,895 relating to redemptions of Class C Shares and $2,933 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,454 of Service Fees for the six months ended May 31, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.26%, 2.01%, 2.01%, 1.26% and 1.01%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $3,568. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income or Income Allocated From Partnership
Emerging Markets Fixed Income Core Fund	11,901,693	632,679	725,389	11,808,983	$260,578,220	$10,093,795
Federated Mortgage Core Portfolio	33,394,456	1,741,941	10,419,323	24,717,074	244,204,688	7,386,394
High Yield Bond Portfolio	50,222,199	17,555,187	1,223,215	66,554,171	431,271,031	17,291,459
Prime Value Obligations Fund, Institutional Shares	3,856,708	76,235,506	66,366,733	13,725,481	13,725,481	137,513
TOTAL OF AFFILIATED TRANSACTIONS	99,375,056	96,165,313	78,734,660	116,805,709	$949,779,420	$34,909,161

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$181,280,896
Sales	$202,065,812

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED STRATEGIC INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P841

38772 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Fixed Income Securities, Inc.

By                         /S/ Richard A. Novak
            Richard A. Novak
            Principal Financial Officer
Date          July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date                      July 21, 2008

By                      /S/ ___Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date                      July 22, 2008